Prepaid expenses and other current assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 827	$ 163
Prepaid expenses	8,927	4,319
Government institutions	1,662	811
Other	1,402	2,146
Prepaid expenses and other current assets	$ 12,818	$ 7,439	[1]

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.